LVIP Delaware High Yield Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BOND–0.12%
Spirit Airlines, Inc. 1.00% exercise price $1.00, maturity date 5/15/26	245,000	$ 197,348
Total Convertible Bond (Cost $221,033)		197,348
CORPORATE BONDS–84.88%
Advertising–0.71%
CMG Media Corp. 8.88% 12/15/27	1,460,000	1,103,760
		1,103,760
Aerospace & Defense–1.24%
Bombardier, Inc.
6.00% 2/15/28	432,000	420,662
7.50% 2/1/29	265,000	270,714
TransDigm, Inc. 4.63% 1/15/29	1,395,000	1,240,155
		1,931,531
Airlines–1.67%
Air Canada 3.88% 8/15/26	855,000	776,341
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% 4/20/29	583,904	560,102
Delta Air Lines, Inc. 7.38% 1/15/26	459,000	477,608
Grupo Aeromexico SAB de CV 8.50% 3/17/27	895,000	786,837
		2,600,888
Auto Manufacturers–2.01%
Allison Transmission, Inc. 5.88% 6/1/29	785,000	764,178
Ford Motor Co. 4.75% 1/15/43	550,000	421,757
Ford Motor Credit Co. LLC
3.38% 11/13/25	505,000	473,331
4.13% 8/17/27	560,000	513,094
4.54% 8/1/26	510,000	483,480
7.35% 3/6/30	460,000	472,650
		3,128,490
Auto Parts & Equipment–1.04%
Clarios Global LP/Clarios U.S. Finance Co. 8.50% 5/15/27	775,000	777,906
Goodyear Tire & Rubber Co. 5.25% 7/15/31	975,000	842,137
		1,620,043
Banks–0.06%
μ‡SVB Financial Group 4.10% 2/15/31	1,425,000	91,528
		91,528
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials–0.25%
CP Atlas Buyer, Inc. 7.00% 12/1/28	525,000	$ 389,870
		389,870
Chemicals–1.29%
Chemours Co. 5.75% 11/15/28	1,445,000	1,289,994
Vibrantz Technologies, Inc. 9.00% 2/15/30	930,000	713,864
		2,003,858
Commercial Services–2.12%
ADT Security Corp. 4.13% 8/1/29	970,000	865,036
Gartner, Inc. 4.50% 7/1/28	765,000	726,138
NESCO Holdings II, Inc. 5.50% 4/15/29	425,000	384,489
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26	540,000	535,950
United Rentals North America, Inc. 3.88% 2/15/31	905,000	798,663
		3,310,276
Computers–0.97%
NCR Corp.
5.00% 10/1/28	460,000	404,324
5.13% 4/15/29	400,000	346,101
5.25% 10/1/30	935,000	763,315
		1,513,740
Diversified Financial Services–3.74%
μAerCap Holdings NV 5.88% 10/10/79	1,393,000	1,268,591
μAir Lease Corp. 4.65% 6/15/26	905,000	751,569
Castlelake Aviation Finance DAC 5.00% 4/15/27	1,470,000	1,301,333
Midcap Financial Issuer Trust 6.50% 5/1/28	1,145,000	974,029
NFP Corp.
6.88% 8/15/28	1,340,000	1,149,908
7.50% 10/1/30	390,000	376,830
		5,822,260
Electric–2.44%
Calpine Corp.
4.63% 2/1/29	320,000	276,262
5.00% 2/1/31	1,005,000	850,750
5.13% 3/15/28	565,000	517,297
μVistra Corp.
7.00% 12/15/26	1,645,000	1,447,600
8.00% 10/15/26	760,000	709,887
		3,801,796
LVIP Delaware High Yield Fund–1

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–0.60%
Sensata Technologies BV 4.00% 4/15/29	1,030,000	$ 930,579
		930,579
Entertainment–1.89%
Caesars Entertainment, Inc. 8.13% 7/1/27	918,000	936,360
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63% 3/1/30	1,320,000	1,166,457
Scientific Games International, Inc. 7.25% 11/15/29	840,000	841,621
		2,944,438
Food–0.55%
Pilgrim's Pride Corp. 4.25% 4/15/31	965,000	851,159
		851,159
Forest Products & Paper–0.25%
Domtar Corp. 6.75% 10/1/28	439,000	390,710
		390,710
Health Care Products–0.95%
Avantor Funding, Inc. 3.88% 11/1/29	885,000	792,075
Medline Borrower LP 3.88% 4/1/29	795,000	689,663
		1,481,738
Health Care Services–4.06%
CHS/Community Health Systems, Inc. 4.75% 2/15/31	955,000	705,048
DaVita, Inc.
3.75% 2/15/31	490,000	386,488
4.63% 6/1/30	815,000	695,676
Hadrian Merger Sub, Inc. 8.50% 5/1/26	920,000	754,400
HCA, Inc. 7.58% 9/15/25	580,000	595,797
ModivCare Escrow Issuer, Inc. 5.00% 10/1/29	1,250,000	1,061,301
Surgery Center Holdings, Inc. 10.00% 4/15/27	288,000	293,646
Tenet Healthcare Corp.
4.38% 1/15/30	1,025,000	919,937
6.13% 10/1/28	950,000	910,499
		6,322,792
Housewares–0.02%
Scotts Miracle-Gro Co. 4.00% 4/1/31	35,000	27,918
		27,918
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–3.70%
HUB International Ltd. 5.63% 12/1/29	1,365,000	$ 1,189,290
Jones Deslauriers Insurance Management, Inc.
8.50% 3/15/30	1,555,000	1,611,711
10.50% 12/15/30	1,580,000	1,591,388
USI, Inc. 6.88% 5/1/25	1,400,000	1,379,000
		5,771,389
Internet–1.75%
Arches Buyer, Inc. 6.13% 12/1/28	970,000	800,250
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50% 3/1/29	960,000	830,045
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27	1,280,000	1,093,537
		2,723,832
Iron & Steel–0.57%
ATI, Inc.
4.88% 10/1/29	105,000	95,555
5.13% 10/1/31	880,000	800,800
		896,355
Leisure Time–3.35%
Carnival Corp.
5.75% 3/1/27	2,355,000	1,931,877
6.00% 5/1/29	310,000	246,450
7.63% 3/1/26	485,000	442,562
Royal Caribbean Cruises Ltd.
5.50% 8/31/26	100,000	93,555
5.50% 4/1/28	2,839,000	2,506,511
		5,220,955
Lodging–1.03%
Boyd Gaming Corp.
4.75% 12/1/27	965,000	925,531
4.75% 6/15/31	755,000	685,691
		1,611,222
Machinery Construction & Mining–0.65%
Terex Corp. 5.00% 5/15/29	1,085,000	1,009,603
		1,009,603
Machinery Diversified–0.21%
TK Elevator Holdco GmbH 7.63% 7/15/28	386,000	333,596
		333,596
Media–7.52%
AMC Networks, Inc. 4.25% 2/15/29	1,020,000	627,106

LVIP Delaware High Yield Fund–2

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 8/15/30	1,215,000	$ 1,026,675
4.50% 5/1/32	230,000	188,099
5.38% 6/1/29	765,000	702,461
6.38% 9/1/29	830,000	792,650
CSC Holdings LLC
4.63% 12/1/30	945,000	465,980
5.00% 11/15/31	895,000	453,215
5.75% 1/15/30	1,860,000	979,336
Cumulus Media New Holdings, Inc. 6.75% 7/1/26	854,000	649,040
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27	1,765,000	1,598,560
DISH DBS Corp. 5.75% 12/1/28	1,400,000	1,044,750
Gray Escrow II, Inc. 5.38% 11/15/31	1,960,000	1,301,440
Nexstar Media, Inc. 4.75% 11/1/28	680,000	604,772
Sirius XM Radio, Inc. 4.00% 7/15/28	920,000	790,225
VZ Secured Financing BV 5.00% 1/15/32	595,000	485,350
		11,709,659
Metal Fabricate & Hardware–0.86%
Roller Bearing Co. of America, Inc. 4.38% 10/15/29	1,505,000	1,343,830
		1,343,830
Mining–2.82%
First Quantum Minerals Ltd.
6.88% 10/15/27	680,000	655,541
7.50% 4/1/25	745,000	744,389
FMG Resources August Pty. Ltd.
5.88% 4/15/30	685,000	656,322
6.13% 4/15/32	310,000	298,375
Novelis Corp.
3.25% 11/15/26	195,000	178,204
3.88% 8/15/31	195,000	164,237
4.75% 1/30/30	1,850,000	1,699,771
		4,396,839
Office Business Equipment–0.78%
CDW LLC/CDW Finance Corp. 3.57% 12/1/31	1,405,000	1,208,483
		1,208,483
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–7.36%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88% 6/30/29	1,015,000	$ 895,737
7.00% 11/1/26	475,000	459,135
Callon Petroleum Co.
7.50% 6/15/30	975,000	916,500
8.00% 8/1/28	615,000	609,280
CNX Resources Corp. 6.00% 1/15/29	1,310,000	1,224,850
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	1,080,000	995,598
6.00% 2/1/31	150,000	138,111
6.25% 4/15/32	553,000	511,525
Murphy Oil Corp. 6.38% 7/15/28	1,705,000	1,680,027
Occidental Petroleum Corp.
4.20% 3/15/48	55,000	42,625
4.40% 4/15/46	208,000	164,840
4.40% 8/15/49	415,000	324,024
4.50% 7/15/44	215,000	172,000
6.45% 9/15/36	455,000	478,401
6.60% 3/15/46	385,000	404,783
6.63% 9/1/30	310,000	326,483
Southwestern Energy Co.
5.38% 2/1/29	155,000	146,087
5.38% 3/15/30	1,315,000	1,236,284
Vital Energy, Inc. 7.75% 7/31/29	875,000	729,890
		11,456,180
Oil & Gas Services–1.73%
USA Compression Partners LP/USA Compression Finance Corp.
6.88% 4/1/26	565,000	549,150
6.88% 9/1/27	1,035,000	989,025
Weatherford International Ltd. 8.63% 4/30/30	1,125,000	1,150,943
		2,689,118
Packaging & Containers–2.38%
@ARD Finance SA 6.50% 6/30/27	583,004	445,940
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/28	460,000	395,859
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00% 9/1/29	485,000	379,512

LVIP Delaware High Yield Fund–3

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Clydesdale Acquisition Holdings, Inc.
6.63% 4/15/29	155,000	$ 149,188
8.75% 4/15/30	500,000	454,370
Mauser Packaging Solutions Holding Co.
7.88% 8/15/26	1,100,000	1,100,000
9.25% 4/15/27	395,000	364,976
Sealed Air Corp. 5.00% 4/15/29	450,000	422,841
		3,712,686
Pharmaceuticals–1.49%
Bausch Health Cos., Inc. 11.00% 9/30/28	356,000	261,959
Cheplapharm Arzneimittel GmbH 5.50% 1/15/28	935,000	832,365
Organon & Co./Organon Foreign Debt Co.-Issuer BV 5.13% 4/30/31	1,380,000	1,224,947
		2,319,271
Pipelines–4.53%
CNX Midstream Partners LP 4.75% 4/15/30	485,000	417,100
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63% 5/1/27	423,000	407,522
6.00% 2/1/29	803,000	764,448
EQM Midstream Partners LP 4.75% 1/15/31	2,092,000	1,736,360
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	1,040,000	1,008,351
8.00% 1/15/27	1,480,000	1,463,513
NuStar Logistics LP
6.00% 6/1/26	642,000	629,295
6.38% 10/1/30	652,000	625,594
		7,052,183
Real Estate Investment Trusts–0.85%
Iron Mountain, Inc. 5.25% 7/15/30	1,470,000	1,325,472
		1,325,472
Retail–6.74%
Asbury Automotive Group, Inc.
4.63% 11/15/29	760,000	680,200
4.75% 3/1/30	660,000	590,700
Bath & Body Works, Inc.
6.88% 11/1/35	590,000	531,877
6.95% 3/1/33	1,031,000	911,992
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13% 4/15/29	1,010,000	$ 903,507
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75% 2/15/26	1,314,000	1,193,547
Michaels Cos., Inc.
5.25% 5/1/28	555,000	462,562
7.88% 5/1/29	420,000	294,000
Murphy Oil USA, Inc. 3.75% 2/15/31	905,000	762,490
PetSmart, Inc./PetSmart Finance Corp. 7.75% 2/15/29	1,340,000	1,315,357
Staples, Inc. 7.50% 4/15/26	1,214,000	1,063,622
White Cap Buyer LLC 6.88% 10/15/28	1,381,000	1,197,960
@White Cap Parent 8.25% 3/15/26	642,000	583,825
		10,491,639
Semiconductors–1.03%
Entegris Escrow Corp.
4.75% 4/15/29	437,000	413,141
5.95% 6/15/30	1,225,000	1,187,392
		1,600,533
Software–2.41%
Athenahealth Group, Inc. 6.50% 2/15/30	420,000	340,561
Black Knight InfoServ LLC 3.63% 9/1/28	805,000	730,030
Clarivate Science Holdings Corp. 4.88% 7/1/29	1,305,000	1,180,203
Consensus Cloud Solutions, Inc.
6.00% 10/15/26	340,000	295,380
6.50% 10/15/28	255,000	211,471
SS&C Technologies, Inc. 5.50% 9/30/27	1,024,000	993,586
		3,751,231
Telecommunications–7.26%
Altice France Holding SA 6.00% 2/15/28	1,420,000	906,244
Altice France SA 5.50% 10/15/29	1,415,000	1,081,988
CommScope Technologies LLC 6.00% 6/15/25	234,000	220,371
CommScope, Inc. 8.25% 3/1/27	250,000	204,775
Connect Finco SARL/Connect U.S. Finco LLC 6.75% 10/1/26	1,540,000	1,447,600

LVIP Delaware High Yield Fund–4

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Consolidated Communications, Inc.
5.00% 10/1/28	473,000	$ 321,303
6.50% 10/1/28	1,371,000	993,699
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75% 5/25/24	855,000	768,528
Frontier Communications Holdings LLC
5.00% 5/1/28	150,000	130,164
5.88% 10/15/27	1,260,000	1,145,466
5.88% 11/1/29	435,000	331,688
6.75% 5/1/29	515,000	408,138
8.75% 5/15/30	225,000	224,102
Sable International Finance Ltd. 5.75% 9/7/27	816,000	760,137
Sprint Capital Corp. 8.75% 3/15/32	200,000	243,500
Sprint LLC 7.88% 9/15/23	1,250,000	1,259,242
Vmed O2 U.K. Financing I PLC 4.75% 7/15/31	1,000,000	857,220
		11,304,165
Total Corporate Bonds (Cost $148,095,303)		132,195,615
LOAN AGREEMENTS–9.84%
•Air Canada 8.37% (LIBOR03M + 3.50%) 8/11/28	397,995	396,379
•Amynta Agency Borrower, Inc. 9.99% (SOFR CME03M + 5.00%) 2/28/28	1,500,000	1,435,875
•Applied Systems, Inc. 11.65% (SOFR CME03M + 6.75%) 9/17/27	2,883,022	2,877,977
•CNT Holdings I Corp. 11.38% (LIBOR03M + 6.75%) 11/6/28	517,493	486,443
•Dynacast International LLC 9.46% (LIBOR03M + 4.50%) 7/22/25	1,312,606	1,187,909
•Epicor Software Corp. 12.59% (LIBOR01M + 7.75%) 7/31/28	725,600	715,775
•Hexion Holdings Corp.
9.45% (SOFRTE03M + 4.50%) 3/15/29	243,163	216,872
12.30% (SOFRTE01M + 7.44%) 3/15/30	695,000	572,798
•Intrado Corp. 8.68% (SOFR CME03M + 4.00%) 1/31/30	625,000	615,888
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Northwest Fiber LLC 8.62% (SOFR CME01M + 3.75%) 4/30/27	154,580	$ 149,267
•Pre-Paid Legal Services, Inc. 11.84% (LIBOR01M + 7.00%) 12/14/29	480,000	415,200
•Roper Industrial Products Investment Co. LLC 9.40% (SOFR CME03M + 4.50%) 11/22/29	1,400,000	1,387,498
•Solis IV BV 8.37% (SOFR CME03M + 3.50%) 2/26/29	427,025	382,264
•Springs Windows Fashions LLC 8.75% (LIBOR01M + 4.00%) 10/6/28	840,940	704,986
•SPX Flow, Inc. 9.41% (SOFR CME01M + 4.50%) 4/5/29	845,271	804,596
•Ultimate Software Group, Inc. 10.03% 5/3/27	1,191,000	1,138,001
•Vantage Specialty Chemicals, Inc.
8.33% (LIBOR03M + 4.83%) 10/28/24	147,812	140,729
8.66% (LIBOR03M + 5.16%) 10/28/24	155,796	148,330
9.86% (SOFR CME03M + 4.75%) 10/26/26	1,610,963	1,544,510
Total Loan Agreements (Cost $15,726,107)		15,321,297
MUNICIPAL BOND–0.48%
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	899,037	743,953
Total Municipal Bond (Cost $851,711)		743,953

	Number of Shares
MONEY MARKET FUND–2.95%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	4,589,710	4,589,710
Total Money Market Fund (Cost $4,589,710)		4,589,710

TOTAL INVESTMENTS–98.27% (Cost $169,483,864)	153,047,923

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.73%	2,696,152
NET ASSETS APPLICABLE TO 37,698,413 SHARES OUTSTANDING–100.00%	$155,744,075

LVIP Delaware High Yield Fund–5

LVIP Delaware High Yield Fund
Schedule of Investments (continued)

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
@ PIK. 100% of the income received was in the form of additional par.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

Summary of Abbreviations:
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
See accompanying notes.
LVIP Delaware High Yield Fund–6

LVIP Delaware High Yield Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware High Yield Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bond	$—	$197,348	$—	$197,348
Corporate Bonds	—	132,195,615	—	132,195,615
Loan Agreements	—	15,321,297	—	15,321,297
Municipal Bond	—	743,953	—	743,953
Money Market Fund	4,589,710	—	—	4,589,710
Total Investments	$4,589,710	$148,458,213	$—	$153,047,923
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware High Yield Fund–7